Advanced Series Trust

Gateway Center Three

100 Mulberry Street

Newark, New Jersey 07102

April 23, 2008

Via EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC  20549

Re:          Advanced Series Trust

Ladies and Gentlemen:

Submitted herewith for filing with the Commission is a Registration Statement of the Advanced Series Trust (the “Trust”) on Form N-14 relating to the reorganization of the AST DeAM Small-Cap Value Portfolio into the AST Small-Cap Value Portfolio, both of which are series of the Trust.

Please provide any comments to the undersigned at (973) 367-1495.

Respectively submitted,

/s/ Katherine P. Feld

Katherine P. Feld

CC:	Ms. Sally Samuel (SEC Staff)
Christopher Palmer, Esq. (Goodwin Procter LLP)
Grant Butler, Esq. (Goodwin Procter LLP)